UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):    |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       DAFNA Capital Management, LLC
            -----------------------------------------------------
Address:    10990 Wilshire Boulevard, Suite 1400
            -----------------------------------------------------
            Los Angeles, CA 90024
            -----------------------------------------------------

            -----------------------------------------------------

Form 13F File Number:  28 - 12327
                            ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Mandana Hedayat, CFA
               ---------------------------------------------------
 Title:        CCO
               ---------------------------------------------------
 Phone:        (310) 724-5800
               ---------------------------------------------------

Signature, Place, and Date of Signing:


     Mandana Hedayat            Los Angeles, CA               05/04/2007
-------------------------  -------------------------  --------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):

 |_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number            Name

 28 -11137                       Millenco, L.L.C.
     ------------------------    ------------------------------------------
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        1
                                          ----------------------

Form 13F Information Table Entry Total:   29
                                          ----------------------

Form 13F Information Table Value
Total:                                    74,324
                                          ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.           Form 13F File Number            Name

          1         28 - 12328                      Nathan Fischel,
      ----------         -----------------------    ----------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- ---------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER     SOLE     SHARED    NONE
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------
***CARDIOME PHARMA CORP           COM      14159U202   6,780      667,977  SH        Sole
                                                                                                         667,977
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

***GENTIUM SPA                    COM      37250B104     512       25,600  SH        Sole                25,600
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

***LABOPHARM INC                  COM      504905100   2,317      406,440  SH        Sole                406,440
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

***YM BIOSCIENCE INC              COM      984238105     195      100,000  SH        Sole                100,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ADOLOR CORP                       COM      00724X102   1,649      188,400  SH        Sole                188,400
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ADVANCED MAGNETICS INC            COM      00753P103   6,811      113,000  SH        Sole                113,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ALLOS THERAPEUTICS INC            COM      019777101   3,600      603,059  SH        Sole                603,059
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

APPLERA CORP COM CELERA
GENOMICS                          COM      038020202   1,406       99,000  SH        Sole                99,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ARQULE INC                        COM      04269E107   1,963      263,189  SH        Sole                263,189
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ARRAY BIOPHARMA INC               COM      04269X105   3,442      271,000  SH        Sole                271,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

BIOMIRA INC                       COM      09161R106     381      330,970  SH        Sole                330,970
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

CYCLACEL PHARMACEUTICALS INC      COM      23254L108     317       40,949  SH        Sole                40,949
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

CYTOGEN CORP                      COM      232824300      63       30,000  SH        Sole                30,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

CYTOKINETICS INC                  COM      23282W100   3,070      441,100  SH        Sole                441,100
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

GILEAD SCIENCES INC               COM      375558103   1,288       16,800  SH        Sole                16,800
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

INTERMUNE PHARMACEUTICALS INC     COM      45884X103   1,571       63,700  SH        Sole                63,700
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

INTROGEN THERAPEUTICS INC         COM      46119F107   1,113      275,422  SH        Sole                275,422
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- ---------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER     SOLE     SHARED    NONE
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------
ISIS PHARMACEUTICALS INC          COM      464330109   8,695      938,000  SH        Sole                938,000
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

MANNKIND CORP                     COM      56400P201     643       44,955  SH        Sole                44,955
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

MEDAREX INC                       COM      583916101   3,302      255,200  SH        Sole                255,200
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

MONOGRAM BIOSCIENCES INC          COM      60975U108     434      223,525  SH        Sole                223,525
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

POZEN INC                         COM      73941U102   7,601      515,300  SH        Sole                515,300
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

SAVIENT PHARMACEUTICALS           COM      80517Q100   2,119      176,308  SH        Sole                176,308
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

SEATTLE GENETICS INC              COM      812578102   1,984      242,247  SH        Sole                242,247
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

SOMAXON PHARMACEUTICALS INC       COM      834453102   2,343      192,020  SH        Sole                192,020
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

SONUS PHARMACEUTICALS INC         COM      835692104   1,734      344,800  SH        Sole                344,800
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

TANOX INC                         COM      87588Q109   2,640      140,700  SH        Sole                140,700
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

VERTEX PHARMACEUTICALS INC        COM      92532F100   3,404      121,400  SH        Sole                121,400
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

VION PHARMACEUTICALS INC          COM      927624106   2,947    1,753,900  SH        Sole                1,753,900
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------